Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Segment Information for Operating Segments
The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2018
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,790,097	4,679,676	5,694,720	3,315,534	—	—	18,480,027
Inter-segment	—	—	—	—	35,738	(35,738)	—

Total revenue	4,790,097	4,679,676	5,694,720	3,315,534	35,738	(35,738)	18,480,027

Operating profit (loss)	1,306,742	(207,700)	1,226,755	(202,497)	(23,433)	(146)	2,099,721

Depreciation expenses	(769,660)	(578,205)	(1,400,784)	(627,412)	(518)	—	(3,376,579)

Share of profit (loss) of associates	—	—	—	—	(668,377)	368,276	(300,101)

Interest income	—	—	—	—	49,971	—	49,971

Interest expense	—	—	—	—	(152,416)	—	(152,416)

Purchase of property, plant and equipment	1,563,919	321,976	2,732,141	327,251	283	—	4,945,570

	Year ended December 31, 2019
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,257,800	5,148,877	6,922,205	4,008,999	—	—	20,337,881
Inter-segment	—	—	—	—	32,808	(32,808)	—

Total revenue	4,257,800	5,148,877	6,922,205	4,008,999	32,808	(32,808)	20,337,881

Operating profit (loss)	709,142	(227,096)	1,740,720	232,404	1,931	18	2,457,119

Depreciation expenses	(802,740)	(521,311)	(1,796,951)	(604,553)	(6,359)	—	(3,731,914)

Share of profit (loss) of associates	—	—	—	—	(370,351)	215,425	(154,926)

Interest income	—	—	—	—	64,368	—	64,368

Interest expense	—	—	—	—	(171,075)	—	(171,075)

Purchase of property, plant and equipment	764,105	548,063	3,077,806	506,635	47	—	4,896,656

	Year ended December 31, 2020
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,002,730	6,001,964	7,023,003	4,983,684	—	—	23,011,381
Inter-segment	—	—	—	—	39,646	(39,646)	—

Total revenue	5,002,730	6,001,964	7,023,003	4,983,684	39,646	(39,646)	23,011,381

Operating profit (loss)	1,333,682	67,730	1,687,986	487,323	(10,230)	11	3,566,502

Depreciation expenses	(853,829)	(523,341)	(2,213,504)	(578,890)	(5,955)	—	(4,175,519)

Share of profit (loss) of associates	—	—	—	—	(320,578)	173,249	(147,329)

Interest income	—	—	—	—	27,778	—	27,778

Interest expense	—	—	—	—	(162,400)	—	(162,400)

Purchase of property, plant and equipment	887,204	803,693	2,143,401	298,834	483	—	4,133,615

Schedule of information on products and services
e)	Information on products and services

	Year ended December 31,
	2018		2019		2020
	NT$000%		NT$000%		NT$000%
Testing	4,790,097	26	4,257,800	21	5,002,730	22
Assembly	4,679,676	25	5,148,877	25	6,001,964	26
LCDD	5,694,720	31	6,922,205	34	7,023,003	30
Bumping	3,315,534	18	4,008,999	20	4,983,684	22

	18,480,027	100	20,337,881	100	23,011,381	100

Geographic Information of Revenue
f)	Geographical information

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Revenue
ROC	14,751,766	15,875,027	18,341,726
Japan	1,825,479	1,905,032	1,291,026
Singapore	1,143,661	1,333,114	1,838,394
PRC	163,831	789,496	1,105,535
Others	595,290	435,212	434,700

	18,480,027	20,337,881	23,011,381

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Non-current assets
ROC	18,727,979	18,913,501
PRC	—	117
Others	5,659	11,845

	18,733,638	18,925,463

Net Revenue from Customers Representing at Least 10% of Total Revenue
The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018		2019		2020
	Amount	%	Amount	%	Amount	%
	NT$000		NT$000		NT$000
Customers
Customer A	3,794,991	21	4,756,755	23	5,088,544	22
Customer X	1,328,752	7	1,977,427	10	2,660,866	12
Customer K	2,637,053	14	2,419,612	12	2,332,914	10
Customer C	1,957,467	11	2,048,260	10	2,143,130	9